(Small Company Growth Portfolio Annuity) (Small Company Growth Portfolio, Small Company Growth Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2012
Small Company Growth Portfolio | Small Company Growth Portfolio - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.02%